Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of common stock are reserved for future issuance
Warrants for the issuance of Common Stock	12,149,117
Stock options issued and outstanding	10,975,279
Authorized for future grant under 2020 Equity Incentive Plan	12,800,000
Total	35,924,396